Lease Liabilities - Disclosure of Detailed Information About Movement in Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Lease Liabilities [Line Items]
Balance	$ 20,575	$ 21,936
Acquisition of Jerritt Canyon	2,194
Additions	22,855	2,494
Remeasurements	2,031	2,779
Disposals	(150)
Finance costs	2,013	1,479
Repayments of principal	(9,287)	(7,706)
Payments of finance costs	(102)	(126)
Foreign exchange gain	(268)	(281)
Balance	39,861	20,575
Current portion of lease liabilities	11,825	5,358
Non-current portion of lease liabilities	28,036	15,217
Finance Leases [Member]
Disclosure Of Lease Liabilities [Line Items]
Balance	0	50
Acquisition of Jerritt Canyon	2,194
Additions	4,001	0
Remeasurements	0	0
Disposals	0
Finance costs	89	0
Repayments of principal	(942)	(50)
Payments of finance costs	(89)	0
Foreign exchange gain	0	0
Balance	5,253	0
Current portion of lease liabilities	2,165	0
Non-current portion of lease liabilities	3,088	0
Operating Leases [Member]
Disclosure Of Lease Liabilities [Line Items]
Balance	19,986	18,951
Acquisition of Jerritt Canyon	0
Additions	18,854	2,494
Remeasurements	2,031	2,779
Disposals	(150)
Finance costs	1,915	1,396
Repayments of principal	(7,824)	(5,353)
Payments of finance costs	0	0
Foreign exchange gain	(268)	(281)
Balance	34,544	19,986
Current portion of lease liabilities	9,596	4,820
Non-current portion of lease liabilities	24,948	15,166
Equipment Financing [Member]
Disclosure Of Lease Liabilities [Line Items]
Balance	589	2,935
Acquisition of Jerritt Canyon	0
Additions	0	0
Remeasurements	0	0
Disposals	0
Finance costs	9	83
Repayments of principal	(521)	(2,303)
Payments of finance costs	(13)	(126)
Foreign exchange gain	0	0
Balance	64	589
Current portion of lease liabilities	64	538
Non-current portion of lease liabilities	$ 0	$ 51